Note 19 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 19 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability [Line Items]
Fair value adjustments (note 5)	$ (20,064)
Balance, December 31, 2014	27,136
Less: current portion	10,971	122
Non-current portion	16,165	8,618
Fair Value, Inputs, Level 3 [Member]
Note 19 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability [Line Items]
Balance, December 31, 2013	8,740
Amounts recognized on acquisitions	17,838
Fair value adjustments (note 5)	2,371
Resolved and settled in cash	(238)
Other	(1,575)
Balance, December 31, 2014	27,136
Less: current portion	10,971
Non-current portion	$ 16,165